Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Summary Of Significant Accounting Policies [Line Items]
Minimum percentage tax benefit to be realized upon final settlement	50.00%
Uncertain tax benefits	$ 0		$ 0	$ 0
Deferred tax liabilities			3,200,000	3,100,000	43,300,000
Capitalized exploratory drilling costs			0	0
Impairment of proved oil and natural gas properties	67,181,000	21,000	6,600,000	28,871,000
Amortization expense, including write-offs of debt issuance costs	5,492,000	6,193,000	8,343,000	3,584,000
Income tax benefit (expense)	(14,398,000)	(1,432,000)	(1,619,000)	(107,000)
Pro Forma [Member]
Summary Of Significant Accounting Policies [Line Items]
Income tax benefit (expense)			$ (55,154,000)	$ (9,592,000)
Federal and state tax rate			36.06%	35.39%
TEXAS [Member]
Summary Of Significant Accounting Policies [Line Items]
Taxable margin rate	1.00%		1.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years		3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years		5 years